SIMPSON THACHER & BARTLETT LLP
425 Lexington Avenue
New York, NY  10017

February 2, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:                BlackRock FundsSM (Registration
Statement File Nos. 33-26305 and 811-05742)

Ladies and Gentlemen:

We hereby submit for filing by direct electronic transmission by BlackRock FundsSM (the “Fund”) pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 103 to the Fund’s Registration Statement on Form N-1A.

The purpose of this filing is to amend the Fund’s Registration Statement to add Investor A, R and Institutional Share classes of the new Prepared Portfolio 2010, Prepared Portfolio 2015, Prepared Portfolio 2020, Prepared Portfolio 2025, Prepared Portfolio 2030, Prepared Portfolio 2035, Prepared Portfolio 2040, Prepared Portfolio 2045 and Prepared Portfolio 2050.  This filing includes three prospectuses and one statement of additional information.

Any questions or communications concerning the enclosed materials should be directed to David Wohl of this firm at (212) 455-7937.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP
SIMPSON THACHER & BARTLETT LLP

Enclosures

cc:	John Ganley (Securities and Exchange Commission)
Brian P. Kindelan (BlackRock Advisors, LLC)